Schedule of comparison by class of carrying amount and fair value of the group's financial instruments (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	₨ 1,029,720	₨ 784,013
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,919,348	3,831,006
Financial liabilities, at fair value	3,919,348	3,831,006
Financial liabilities at amortised cost, category [member] | Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	2,821,826	2,953,069
Financial liabilities, at fair value	2,821,826	2,953,069
Financial liabilities at amortised cost, category [member] | Borrowings short term and long term [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	716,217	545,864
Financial liabilities, at fair value	716,217	545,864
Financial liabilities at amortised cost, category [member] | Other liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	67,802	93,924
Financial liabilities, at fair value	67,802	93,924
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	313,503	238,149
Financial liabilities, at fair value	313,503	238,149
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial assets	8,179,894	7,683,649
Financial assets, at fair value	8,179,894	7,683,649
Financial assets at amortised cost, category [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	5,396,927	5,568,241
Financial assets, at fair value	5,396,927	5,568,241
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	1,004,077	605,802
Financial assets, at fair value	1,004,077	605,802
Financial assets at amortised cost, category [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,508,036	1,354,170
Financial assets, at fair value	1,508,036	1,354,170
Financial assets at amortised cost, category [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets	135,427	155,436
Financial assets, at fair value	₨ 135,427	₨ 155,436